Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current portion	R$ 4,986,912	R$ 4,612,112
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	4,233,754	4,052,047
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	753,158	560,065
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Current portion	4,986,912	4,612,112
Trade Suppliers Related To Materials And Services 1 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	4,157,887	3,970,040
Trade Suppliers Related To Interconnection [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	44,759	50,519
Trade Suppliers Related To Roaming [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	4,667	64
Trade Suppliers Related To Roaming [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	485,435	340,004
Trade Suppliers Related To Co Billing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	26,441	31,424
Trade Suppliers Related To Materials And Services [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	R$ 267,723	R$ 220,061